Expenses by nature	6 Months Ended
Jun. 30, 2024
Expenses by nature [abstract]
Expenses by nature

Note 6	Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

	Six months ended June 30,
in € thousand	2024	2023
Consulting and other purchased services	31,309	35,442
Cost of services and change in inventory	4,147	7,843
Employee benefit expense other than share-based compensation	40,956	39,028
Share-based compensation expense	3,770	3,028
Raw materials and consumables used	7,802	8,611
Depreciation and amortization and impairment	9,496	6,669
Building and energy costs	6,048	6,210
Supply, office and IT costs	3,694	4,892
License fees and royalties	1,816	1,971
Advertising costs	6,979	4,159
Warehousing and distribution costs	1,743	1,826
Travel and transportation costs	1,847	1,128
Other expenses	1,733	1,915
OPERATING EXPENSES	121,339	122,723
The operating expenses in the six months ended June 30, 2024 amounted to €121.3 million, showing a slight decrease compared to the €122.7 million in the six months ended June 30, 2023.
Expenses for “cost of services and change in inventory” decreased in 2024 by €3.7 million mostly due to lower level of sales.
Expenses for “consulting and other purchased services” reduced by €4.1 million in the six months ended June 30, 2024, as the comparison period of 2023 included higher service fees for clinical studies related to research and development of the Zika vaccine candidate. Additionally the decrease was driven by lower spend on Valneva’s COVID-19 vaccine.
“Employee benefit expenses other than share-based compensation” increased by €1.9 million in the six months ended June 30, 2024 compared to the six months ended June 30, 2023 because of inflation-related higher salaries and social security contributions. The “share-based compensation expense” showed an increase of €0.7 million from an additional stock option program granted in December 2023.
During the six months ended June 30, 2024, the Group had an average of 695 employees (Half Year 2023: 702 employees).
The increase of “advertising costs” by €2.8 million in the six months ended June 30, 2024 compared to the six months ended June 30, 2023 is driven by the launch of IXCHIQ.